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                         SUPPLEMENT DATED MAY 1, 2006 TO
                          PROSPECTUS DATED MAY 1, 2006

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

This supplement is intended to be distributed with the Venture variable annuity prospectus dated May 1, 2006.


      The Contracts described in this Prospectus* currently are not offered in New York and you should disregard all reference to the John Hancock Life Insurance Company of New York.

















*Form No. Venture 2006


                          SUPPLEMENT DATED MAY 1, 2006